COMBINED FINANCIAL INFORMATION - Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income	$ 155,822	$ 1,310,272
Items not involving operating cash flows	135,088	(1,051,650)
Changes in working capital balances	(102)	(2,046)
Other operating activities	(13,312)	5,688
Cash provided by (used in) operating activities	277,496	262,264
INVESTING ACTIVITIES
Property acquisitions	(492,717)	(925,447)
Proceeds from disposals, net	63,943	35,428
Additions to income-producing properties	(54,933)	(28,003)
Additions to properties under development	(212,245)	(71,168)
Construction funds in escrow	(4,720)	8,341
Other investing activities	(65,884)	(44,575)
Cash used in investing activities	(766,556)	(1,025,424)
FINANCING ACTIVITIES
Distributions paid	(202,284)	(191,082)
Other financing activities	416,843	524,557
Cash provided by financing activities	214,559	333,475
Effect of exchange rate changes	7,069	918
Net decrease in cash and cash equivalents during the year	(267,432)	(428,767)
Granite REIT
OPERATING ACTIVITIES
Net income	155,822	1,310,272
Items not involving operating cash flows	135,088	(1,051,650)
Changes in working capital balances	292	(1,675)
Other operating activities	(13,312)	5,688
Cash provided by (used in) operating activities	277,890	262,635
INVESTING ACTIVITIES
Property acquisitions	(492,717)	(925,447)
Proceeds from disposals, net	63,943	35,428
Additions to income-producing properties	(54,933)
Additions to properties under development	(212,245)
Construction funds in escrow	(4,720)	8,341
Other investing activities	(65,884)	(44,575)
Cash used in investing activities	(766,556)	(1,025,424)
FINANCING ACTIVITIES
Distributions paid	(202,284)	(191,082)
Other financing activities	416,843	524,557
Cash provided by financing activities	214,559	333,475
Effect of exchange rate changes	7,069	918
Net decrease in cash and cash equivalents during the year	(267,038)	(428,396)
Granite GP
OPERATING ACTIVITIES
Net income	2	13
Items not involving operating cash flows	(2)	(13)
Changes in working capital balances	(394)	(371)
Cash provided by (used in) operating activities	(394)	(371)
FINANCING ACTIVITIES
Net decrease in cash and cash equivalents during the year	(394)	(371)
Eliminations/ Adjustments
OPERATING ACTIVITIES
Net income	(2)	(13)
Items not involving operating cash flows	$ 2	$ 13